GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) - USD ($)			1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Nov. 18, 2015	Oct. 23, 2015	Aug. 10, 2017	Mar. 10, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value					$ 880,659	$ 705,341	$ 1,055,895	$ 953,234	$ 239,781
Working Capital (Deficit)					3,213,349		(1,769,004)
Proceeds from Issuance or Sale of Equity	$ 300,000	$ 100,000			239,970	0	0	0
Net Cash Provided by (Used in) Operating Activities					(3,452,958)	(2,766,125)	(5,107,452)	(4,523,751)
Proceeds from Issuance of Common Stock					3,039,372	$ 2,523,787	5,226,368	$ 4,759,798
Working Capital, Excluding Derivative and Warrant Liabilities [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Working Capital (Deficit)					$ 569,002		$ (457,164)
Subsequent Event [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance or Sale of Equity			$ 507,000	$ 1,358,763